United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Institutional Trust

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/2011

Date of Reporting Period: 10/31/2011

Item 1. Reports to Stockholders

Annual Shareholder Report
October 31, 2011

Share Class	Ticker
Institutional	FIHBX

Federated Institutional High Yield Bond Fund

A Portfolio of Federated Institutional Trust

Management's Discussion of Fund Performance (unaudited)

The Fund's total return, based on net asset value, for the 12-month reporting period ended October 31, 2011, was 6.12%. The total return of the Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index (BCHY2%ICI),1 a broad-based securities market index, was 5.16% during the same period. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the BCHY2%ICI.

MARKET OVERVIEW

The high-yield market endured substantial month-to-month volatility over the 12-month reporting period. Two major factors drove the volatility. First, there was substantial uncertainty as to the strength of the U.S. economy. While the period started and ended with some optimism that a path of slow but sustainable economic growth was the most likely outcome the middle part of the period was characterized by concerns that growth was faltering and a “double-dip” recession was at hand. Second, substantial uncertainty was generated by government debt concerns in the Euro-zone. At the beginning of the period, these concerns were focused mainly on Greece and Portugal. However, by the end of the period, concerns had spread to Italy and France along with concerns about economic growth for the region as a whole as fiscal austerity plans in many countries slowed overall economic activity in the Euro-zone. Despite these macro uncertainties, the one constant from a high-yield perspective has been the overall strength in corporate credit conditions. Strong earnings, large cash balances, solid balance sheets and a desire to reduce overall financial risk characterized corporate credit markets. For example, the default rate as calculated by the Altman & Kuehne High-Yield Bond Default and Return Report and New York University was 0.66% for the first nine months of 2011 after totaling just 1.13% for all of 2010. Both of these rates are well below the 3.56% average rate between 1978 and 2010. However, the overall macro concerns tended to offset the positive of corporate credit conditions as shown by a widening in the yield spread between high-yield bonds and U.S. Treasury securities which, according to the Credit Suisse High Yield Bond Index,2 increased from 613 basis points on October 31, 2010, to 703 basis points on October 31, 2011.

Within the high-yield market,3 major industry sectors that substantially outperformed the overall BCHY2%ICI included the Technology, Energy, Natural Gas Utility, Gaming and Media-Cable sectors. Major industry sectors that substantially underperformed the overall BCHY2%ICI included Wireless Communications, Home Construction, Transportation, Paper and Industrial-Other. From a ratings quality perspective, returns were relatively balanced with the B-rated sector of the BCH2%ICI leading the way at 5.64%, followed closely by the BB-rated sector at 5.32% with CCC's trailing a bit at 4.06%.

Annual Shareholder Report

Fund Performance

The Fund outperformed the BCHY2%ICI for the reporting period. The main reason for the Fund's outperformance was security selection which more than offset an overweight to the lagging CCC-rated quality sector. The Fund experienced exceptionally strong security selection in the Consumer Products, Services, Media – non-Cable, Transportation, Energy, Gaming, Wireless Communication, Paper and Healthcare industry segments. Additionally, strong security selection and an overweight in the outperforming Food and Beverage sector aided performance. The Fund also benefited from an underweight in the poor-performing Home Construction and Paper sectors. Specific fund holdings that substantially outperformed the BCHY2%ICI included: Petrohawk, Nalco, Darling International, Brigham Exploration and Macy's.

The Fund was negatively impacted by poor security selection in the Chemical industry sector while an overweight to the strong performing Technology sector was offset by poor security selection in this sector. Specific fund holdings that substantially underperformed the BCHY2%ICI included: Aquilex Holdings, Texas Competitive Electric, American Standard, Sprint Capital Corp. and Houghton Mifflin.

1	The BCHY2%ICI is the 2% Issuer Cap component of the Barclays Capital U.S. Corporate High Yield Index (BCHYI). The BCHYI is an index that covers the universe of fixed-rate, noninvestment-grade debt, Pay-in-kind (PIK) bonds, eurobonds and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded, but Canadian and global bonds (SEC registered) of issuers in non-EMG countries are included. Original issue zeroes, step-up coupon structures and 144As are also included. The Index is unmanaged, and unlike the Fund, is not affected by cash flows. Investments cannot be made directly in an index.
2	Credit Suisse High Yield Bond Index serves as a benchmark to evaluate the performance of low-quality bonds. Low quality is defined as those bonds in the range from BB to CCC and defaults. The Index is unmanaged, and unlike the Fund, is not affected by cash flows. Investments cannot be made directly in an index.
3	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices. High-yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment-grade securities and may include higher volatility and a higher risk of default.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT

The graph below illustrates the hypothetical investment of $10,0001 in the Federated Institutional High Yield Bond Fund (the “Fund”) from November 1, 2002 (start of performance) to October 31, 2011, compared to the Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index (BCHY2%ICI)2 and the Lipper High Current Yield Funds Average (LHCYFA).2

Average Annual Total Returns for the Period Ended 10/31/2011

(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)

Share Class	1 Year	5 Years	Start of Performance (11/1/2002)
Institutional Shares	6.12%	8.03%	10.17%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

Annual Shareholder Report

Growth of a $10,000 Investment – INSTITUTIONAL SHARES

  Total returns shown include the maximum redemption charge of 2.00%, as applicable.
1	Represents a hypothetical investment of $10,000 in the Fund. A 2.00% redemption fee will be applied to any redemption less than 90 days from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The BCHY2%ICI and the LHCYFA have been adjusted to reflect reinvestment of dividends on securities in the indices.
2	The BCHY2%ICI is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The LHCYFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest in an index or an average.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)

At October 31, 2011, the Fund's index classification1 was as follows:

Index Classification	Percentage of Total Net Assets[2]
Technology	12.3%
Health Care	9.4%
Automotive	7.1%
Media — Non-cable	7.1%
Energy	6.7%
Financial Institutions	5.8%
Retailers	4.6%
Gaming	4.3%
Food & Beverage	4.1%
Packaging & Containers	3.9%
Consumer Products	3.8%
Industrial — Other	3.6%
Other[3]	23.7%
Cash Equivalents[4]	3.0%
Other Assets and Liabilities — Net[5]	0.6%
TOTAL	100.0%
1	Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index (BCHY2%ICI). Individual portfolio securities that are not included in the BCHY2%ICI are assigned to an index classification by the Fund's Adviser.
2	As of the date specified above, the Fund owned shares of one or more affiliated holdings. For purposes of this table, the affiliated holding (other than an affiliated money market fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated holding. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, index classifications which constitute less than 3.5% of the Fund's total net assets have been aggregated under the designation “Other.”
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments

October 31, 2011

Principal Amount or Shares			Value
		Corporate Bonds – 80.2%
		Aerospace / Defense – 1.0%
$850,000	[1,2]	Altegrity, Inc., Company Guarantee, (Series 144A), 10.50%, 11/1/2015	820,250
1,300,000	[1]	Altegrity, Inc., Company Guarantee, (Series 144A), 11.75%, 5/1/2016	1,248,000
475,000		ManTech International Corp., Company Guarantee, 7.25%, 4/15/2018	496,375
575,035	[1,2]	Sequa Corp., Bond, (Series 144A), 13.50%, 12/1/2015	616,725
1,275,000	[1,2]	Sequa Corp., Sr. Note, (Series 144A), 11.75%, 12/1/2015	1,354,689
2,400,000		TransDigm, Inc., Company Guarantee, 7.75%, 12/15/2018	2,616,000
		TOTAL	7,152,039
		Automotive – 6.0%
1,850,000		Affinia Group, Inc., Company Guarantee, 9.00%, 11/30/2014	1,845,375
900,000	[1,2]	Affinia Group, Inc., Sr. Secd. Note, (Series 144A), 10.75%, 8/15/2016	972,000
1,550,000	[1,2]	Allison Transmission, Inc., Sr. Unsecd. Note, (Series 144A), 7.125%, 5/15/2019	1,511,250
675,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 7.75%, 11/15/2019	675,000
675,000	[1,2]	American Axle & Manufacturing Holdings, Inc., Sr. Sub. Note, (Series 144A), 9.25%, 1/15/2017	739,125
1,450,000		ArvinMeritor, Inc., Company Guarantee, 10.625%, 3/15/2018	1,504,375
1,200,000	[1,2]	Chrysler Group LLC, Sr. Secd. Note, (Series 144A), 8.00%, 6/15/2019	1,110,000
2,375,000	[1,2]	Chrysler Group LLC, Sr. Secd. Note, (Series 144A), 8.25%, 6/15/2021	2,185,000
700,000		Cooper-Standard Automotive, Inc., Company Guarantee, 8.50%, 5/1/2018	746,375
200,000		Dana Holding Corp., Sr. Note, 6.50%, 2/15/2019	202,500
200,000		Dana Holding Corp., Sr. Note, 6.75%, 2/15/2021	204,000
3,575,000		Exide Technologies, Sr. Secd. Note, 8.625%, 2/1/2018	3,592,875
1,125,000		Ford Motor Credit Co., Sr. Note, 7.00%, 4/15/2015	1,229,063
700,000		Ford Motor Credit Co., Sr. Note, 8.00%, 6/1/2014	770,500
4,250,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.00%, 12/15/2016	4,924,054
1,275,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.125%, 1/15/2020	1,556,111
3,000,000	[1,2]	International Automotive Components, Sr. Secd. Note, (Series 144A), 9.125%, 6/1/2018	2,970,000
225,000	[1,2]	Jaguar Land Rover PLC, (Series 144A), 7.75%, 5/15/2018	223,875
1,475,000	[1,2]	Jaguar Land Rover PLC, Sr. Unsecd. Note, (Series 144A), 8.125%, 5/15/2021	1,460,250
175,000		Lear Corp., Company Guarantee, 7.875%, 3/15/2018	189,438
175,000		Lear Corp., Company Guarantee, 8.125%, 3/15/2020	192,500
Annual Shareholder Report

Principal Amount or Shares			Value
$600,000		Navistar International Corp., Sr. Note, 8.25%, 11/1/2021	655,500
1,650,000	[1,2]	Pinafore, LLC, Sr. Secd. 2nd Priority Note, (Series 144A), 9.25%, 10/1/2018	1,806,750
2,700,000	[1,2]	Pittsburgh Glass Works, LLC, Sr. Secd. Note, (Series 144A), 8.50%, 4/15/2016	2,713,500
1,325,000	[1,2]	Stoneridge, Inc., Sr. Secd. Note, (Series 144A), 9.50%, 10/15/2017	1,371,375
750,000		Tenneco Automotive, Inc., Company Guarantee, 6.875%, 12/15/2020	772,500
950,000		Tenneco Automotive, Inc., Company Guarantee, 7.75%, 8/15/2018	1,002,250
900,000	[1,2]	Tower Automotive, Inc., Sr. Secd. Note, (Series 144A), 10.625%, 9/1/2017	931,500
2,800,000		United Components, Inc., Company Guarantee, (Series WI), 8.625%, 2/15/2019	2,772,000
		TOTAL	40,829,041
		Building Materials – 2.0%
200,000	[1]	American Standard Cos., Sr. Secd. Note, (Series 144A), 10.75%, 1/15/2016	149,000
1,650,000		Associated Materials, Inc., Sr. Secd. Note, 9.125%, 11/1/2017	1,509,750
900,000	[1,2]	Building Materials Corp. of America, Bond, (Series 144A), 6.75%, 5/1/2021	936,000
475,000	[1,2]	Building Materials Corp. of America, Sr. Note, (Series 144A), 7.50%, 3/15/2020	508,250
1,375,000		Interline Brands, Inc., Company Guarantee, 7.00%, 11/15/2018	1,409,375
1,625,000	[1,2]	Masonite International Corp., Sr. Note, (Series 144A), 8.25%, 4/15/2021	1,612,813
3,100,000		Norcraft Cos. L.P., Sr. Secd. Note, (Series WI), 10.50%, 12/15/2015	3,007,000
2,075,000	[1,2]	Nortek Holdings, Inc., Sr. Note, (Series 144A), 8.50%, 4/15/2021	1,851,937
825,000	[1,2]	Nortek Holdings, Inc., Sr. Note, (Series 144A), 10.00%, 12/1/2018	812,625
1,850,000		Ply Gem Industries, Inc., Sr. Secd. Note, (Series WI), 8.25%, 2/15/2018	1,752,875
		TOTAL	13,549,625
		Chemicals – 2.6%
700,000		Compass Minerals International, Inc., Company Guarantee, 8.00%, 6/1/2019	752,500
2,600,000		Ferro Corp., Sr. Note, 7.875%, 8/15/2018	2,639,000
1,725,000		Hexion U.S. Finance Corp., Sr. Secd. Note, (Series WI), 9.00%, 11/15/2020	1,513,687
1,500,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	1,488,750
575,000		Huntsman International LLC, Company Guarantee, (Series WI), 8.625%, 3/15/2020	590,813
1,225,000		Huntsman International LLC, Company Guarantee, 5.50%, 6/30/2016	1,218,875
875,000		Huntsman International LLC, Company Guarantee, 8.625%, 3/15/2021	903,437
Annual Shareholder Report

Principal Amount or Shares			Value
$500,000		Koppers Holdings, Inc., Company Guarantee, (Series WI), 7.875%, 12/1/2019	530,000
1,500,000		Momentive Performance Materials, Inc., Sr. Note, (Series WI), 9.00%, 1/15/2021	1,275,000
850,000	[1,2]	Nalco Co., Sr. Note, (Series 144A), 6.625%, 1/15/2019	952,000
375,000		Nalco Co., Sr. Note, 8.25%, 5/15/2017	418,125
1,450,000		Omnova Solutions, Inc., Company Guarantee, 7.875%, 11/1/2018	1,257,875
1,800,000	[1,2]	Oxea Finance, Sr. Secd. Note, (Series 144A), 9.50%, 7/15/2017	1,818,000
1,275,000		Solutia, Inc., Company Guarantee, 8.75%, 11/1/2017	1,394,531
500,000		Solutia, Inc., Sr. Note, 7.875%, 3/15/2020	537,500
475,000	[1,2]	Vertellus Specialties, Inc., Sr. Secd. Note, (Series 144A), 9.375%, 10/1/2015	433,438
		TOTAL	17,723,531
		Construction Machinery – 0.8%
1,125,000		RSC Equipment Rental, Inc., Company Guarantee, (Series WI), 8.25%, 2/1/2021	1,147,500
775,000		RSC Equipment Rental, Inc., Sr. Note, (Series WI), 10.25%, 11/15/2019	852,500
426,000		RSC Equipment Rental, Inc., Sr. Note, 9.50%, 12/1/2014	437,715
350,000	[1,2]	RSC Equipment Rental, Inc., Sr. Secd. Note, (Series 144A), 10.00%, 7/15/2017	392,000
2,350,000		United Rentals, Inc., Sr. Sub. Note, 8.375%, 9/15/2020	2,449,875
		TOTAL	5,279,590
		Consumer Products – 3.1%
1,500,000		Central Garden & Pet Co., Sr. Sub., 8.25%, 3/1/2018	1,503,750
2,075,000		Easton Bell Sports Inc., Sr. Secd. Note, 9.75%, 12/1/2016	2,233,219
725,000		Jarden Corp., Sr. Sub. Note, 7.50%, 5/1/2017	779,375
400,000		Jarden Corp., Sr. Unsecd. Note, 8.00%, 5/1/2016	437,500
1,732,000		Libbey Glass, Inc., Sr. Secd. Note, 10.00%, 2/15/2015	1,853,240
2,370,000		Prestige Brands Holdings, Inc., Company Guarantee, 8.25%, 4/1/2018	2,429,250
457,000	[1,2]	Sealy Mattress Co., Sr. Secd. Note, (Series 144A), 10.875%, 4/15/2016	503,843
3,900,000		Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014	3,909,750
1,900,000	[1,2]	Simmons Co., Company Guarantee, (Series 144A), 11.25%, 7/15/2015	1,983,125
475,000		Spectrum Brands Holdings, Inc., Sr. Secd. Note, 9.50%, 6/15/2018	529,625
1,622,860		Spectrum Brands, Inc., Bond, 12.00%, 8/28/2019	1,797,317
3,250,000		Visant Corp., Company Guarantee, (Series WI), 10.00%, 10/1/2017	3,168,750
		TOTAL	21,128,744
Annual Shareholder Report

Principal Amount or Shares			Value
		Energy – 5.6%
$2,500,000		ATP Oil & Gas Corp., Sr. Secd. 2nd Priority Note, (Series WI), 11.875%, 5/1/2015	2,087,500
1,050,000	[1,2]	Basic Energy Services, Inc., Bond, (Series 144A), 7.75%, 2/15/2019	1,055,250
1,900,000		Basic Energy Services, Inc., Company Guarantee, 7.125%, 4/15/2016	1,938,000
275,000		Berry Petroleum Co., Sr. Unsecd. Note, 6.75%, 11/1/2020	278,094
425,000		Brigham Exploration Co., Company Guarantee, 6.875%, 6/1/2019	468,563
1,900,000	[1,2]	CHC Helicopter Corp., Sr. Secd. Note, (Series 144A), 9.25%, 10/15/2020	1,719,500
1,625,000	[1,2]	CVR Energy, Inc., 2nd Priority Sr. Secd. Note, (Series 144A), 10.875%, 4/1/2017	1,848,437
75,000		Chaparral Energy Inc., Company Guarantee, 8.875%, 2/1/2017	77,625
2,525,000		Chaparral Energy Inc., Company Guarantee, 9.875%, 10/1/2020	2,752,250
1,050,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 8/15/2018	1,131,375
325,000		Chesapeake Energy Corp., Sr. Note, 9.50%, 2/15/2015	373,750
900,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 6.625%, 8/15/2020	979,875
1,650,000	[1,2]	Chesapeake Oilfield Services Co., Sr. Note, (Series 144A), 6.625%, 11/15/2019	1,699,500
525,000		Compagnie Generale de Geophysique Veritas, Company Guarantee, 9.50%, 5/15/2016	570,937
1,950,000	[1,2]	Compagnie Generale de Geophysique Veritas, Sr. Note, (Series 144A), 6.50%, 6/1/2021	1,950,000
875,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 7.75%, 5/15/2017	911,094
975,000		Complete Production Services, Inc., Sr. Note, 8.00%, 12/15/2016	1,018,875
1,450,000		Comstock Resources, Inc., Company Guarantee, 7.75%, 4/1/2019	1,428,250
950,000		Concho Resources, Inc., Sr. Note, 7.00%, 1/15/2021	1,030,750
650,000		Copano Energy LLC, Company Guarantee, 7.125%, 4/1/2021	667,875
525,000		Denbury Resources, Inc., Sr. Sub. Note, 6.375%, 8/15/2021	543,375
275,000		Denbury Resources, Inc., Sr. Sub. Note, 9.75%, 3/1/2016	305,938
949,000		Denbury Resources, Inc., Sr. Sub., 8.25%, 2/15/2020	1,053,390
1,775,000		EXCO Resources, Inc., Sr. Note, 7.50%, 9/15/2018	1,766,125
1,800,000	[1,2]	Forbes Energy Services Ltd., Company Guarantee, (Series 144A), 9.00%, 6/15/2019	1,710,000
575,000	[1,2]	Linn Energy LLC, Company Guarantee, (Series 144A), 6.50%, 5/15/2019	580,750
725,000		Linn Energy LLC, Company Guarantee, 7.75%, 2/1/2021	777,562
1,075,000		Linn Energy LLC, Sr. Unsecd. Note, 8.625%, 4/15/2020	1,190,562
1,650,000		Oasis Petroleum Inc., Company Guarantee, 6.50%, 11/1/2021	1,662,375
1,725,000		PHI, Inc., Company Guarantee, (Series WI), 8.625%, 10/15/2018	1,742,250
Annual Shareholder Report

Principal Amount or Shares			Value
$50,000		Plains Exploration & Production Co., Sr. Note, 7.00%, 3/15/2017	52,125
150,000		Plains Exploration & Production Co., Sr. Note, 7.625%, 6/1/2018	161,250
625,000	[1,2]	Sesi LLC, Sr. Note, (Series 144A), 6.375%, 5/1/2019	640,625
1,800,000	[1,2]	W&T Offshore, Inc., Sr. Note, (Series 144A), 8.50%, 6/15/2019	1,845,000
		TOTAL	38,018,827
		Entertainment – 1.0%
2,400,000		Cedar Fair LP, Company Guarantee, 9.125%, 8/1/2018	2,616,000
1,200,000		Cinemark USA, Inc., Company Guarantee, (Series WI), 7.375%, 6/15/2021	1,203,000
1,475,000		Cinemark USA, Inc., Company Guarantee, 8.625%, 6/15/2019	1,607,750
150,000	[1,3,4,5]	Hard Rock Park Operations LLC, Sr. Secd. Note, (Series 144A), 0.00%, 4/1/2012	0
1,475,000		Regal Cinemas, Inc., Company Guarantee, 8.625%, 7/15/2019	1,585,625
		TOTAL	7,012,375
		Financial Institutions – 4.8%
625,000		Ally Financial, Inc., Company Guarantee, (Series UNRE), 7.00%, 2/1/2012	632,812
1,025,000		Ally Financial, Inc., Company Guarantee, (Series WI), 6.25%, 12/1/2017	1,017,495
800,000		Ally Financial, Inc., Company Guarantee, 7.50%, 9/15/2020	811,000
400,000		Ally Financial, Inc., Company Guarantee, 8.00%, 11/1/2031	401,000
3,975,000		Ally Financial, Inc., Company Guarantee, 8.00%, 3/15/2020	4,104,187
1,750,000		Ally Financial, Inc., Company Guarantee, 8.30%, 2/12/2015	1,841,875
1,175,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.50%, 2/11/2014	1,151,500
11,200,000	[1,2]	CIT Group, Inc., Sr. Secd. Note, (Series 144A), 7.00%, 5/2/2017	11,186,000
1,325,000		International Lease Finance Corp., Sr. Unsecd. Note, 5.75%, 5/15/2016	1,252,752
1,275,000		International Lease Finance Corp., Sr. Unsecd. Note, 6.25%, 5/15/2019	1,204,833
1,075,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.25%, 12/15/2020	1,115,312
1,050,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.625%, 9/15/2015	1,106,438
3,075,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.75%, 3/15/2017	3,248,737
4,125,000		Nuveen Investments, Company Guarantee, 10.50%, 11/15/2015	4,145,625
		TOTAL	33,219,566
		Food & Beverage – 3.4%
2,450,000	[1,2]	Aramark Corp., (Series 144A), 8.625%, 5/1/2016	2,554,125
2,750,000		Aramark Corp., Sr. Note, 8.50%, 2/1/2015	2,866,875
100,000		Aramark Services, Inc., Floating Rate Note — Sr. Note, 3.754%, 2/1/2015	96,250
Annual Shareholder Report

Principal Amount or Shares			Value
$950,000		B&G Foods, Inc., Sr. Note, 7.625%, 1/15/2018	1,011,750
1,425,000	[1,2]	Blue Merger Sub, Inc., Sr. Note, (Series 144A), 7.625%, 2/15/2019	1,360,875
525,000		Darling International, Inc., Company Guarantee, 8.50%, 12/15/2018	591,937
2,025,000		Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016	2,045,250
2,000,000		Dean Foods Co., Sr. Note, (Series WI), 9.75%, 12/15/2018	2,155,000
4,100,000		Michael Foods, Inc., Company Guarantee, (Series WI), 9.75%, 7/15/2018	4,294,750
1,450,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Company Guarantee, 8.25%, 9/1/2017	1,479,000
1,375,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Company Guarantee, 9.25%, 4/1/2015	1,430,000
550,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Sub. Note, (Series WI), 10.625%, 4/1/2017	572,000
3,200,000	[1,2]	U.S. Foodservice, Inc., Sr. Unsecd. Note, (Series 144A), 8.50%, 6/30/2019	3,112,000
		TOTAL	23,569,812
		Gaming – 3.6%
2,025,000		American Casino & Entertainment, Sr. Secd. Note, 11.00%, 6/15/2014	2,025,000
1,225,000	[1,2]	Ameristar Casinos, Inc., Sr. Note, (Series 144A), 7.50%, 4/15/2021	1,261,750
2,500,000	[1,2]	Great Canadian Gaming Corp., Company Guarantee, (Series 144A), 7.25%, 2/15/2015	2,512,500
3,550,000		Harrah's Operating Co., Inc., Sr. Secd. Note, 11.25%, 6/1/2017	3,816,250
2,150,000		Jacobs Entertainment, Inc., Sr. Note, 9.75%, 6/15/2014	2,096,250
2,125,000		MGM Mirage, Inc., Sr. Note, 7.50%, 6/1/2016	2,029,375
400,000		MGM Mirage, Inc., Sr. Secd. Note, 9.00%, 3/15/2020	444,000
300,000		MGM Mirage, Inc., Sr. Secd. Note, 11.125%, 11/15/2017	342,000
675,000		MGM Mirage, Inc., Sr. Unsecd. Note, 11.375%, 3/1/2018	737,438
1,225,000		Peninsula Gaming, LLC, Company Guarantee, 10.75%, 8/15/2017	1,267,875
875,000		Peninsula Gaming, LLC, Sr. Secd. Note, 8.375%, 8/15/2015	903,437
1,000,000		Penn National Gaming, Inc., Sr. Sub., 8.75%, 8/15/2019	1,085,000
525,000	[1,2]	San Pasqual Casino Development Group, Inc., Sr. Note, (Series 144A), 8.00%, 9/15/2013	523,688
1,385,000	[1,2]	Seminole Tribe of Florida, Bond, (Series 144A), 7.804%, 10/1/2020	1,337,827
1,300,000	[1,2]	Seminole Tribe of Florida, Note, (Series 144A), 7.75%, 10/1/2017	1,358,500
2,575,000	[1,2]	Sugarhouse HSP Gaming Finance Corp., Sr. Secd. Note, (Series 144A), 8.625%, 4/15/2016	2,658,687
		TOTAL	24,399,577
		Health Care – 7.9%
1,950,000		Alere, Inc., Company Guarantee, 9.00%, 5/15/2016	1,979,250
Annual Shareholder Report

Principal Amount or Shares			Value
$1,075,000		Alere, Inc., Sr. Note, 7.875%, 2/1/2016	1,069,625
1,950,000		Bausch & Lomb, Inc., Sr. Unsecd. Note, 9.875%, 11/1/2015	2,057,250
4,850,000		Biomet, Inc., Sr. Sub. Note, (Series WI), 11.625%, 10/15/2017	5,310,750
3,600,000	[1,2]	CDRT Merger Sub Inc., Sr. Unsecd. Note, (Series 144A), 8.125%, 6/1/2019	3,618,000
650,000		CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016	622,375
1,500,000		DJO Finance LLC, Company Guarantee, (Series WI), 7.75%, 4/15/2018	1,275,000
575,000		DJO Finance LLC, Company Guarantee, (Series WI), 9.75%, 10/15/2017	475,812
1,675,000	[1,2]	ExamWorks Group Inc., Sr. Unsecd. Note, (Series 144A), 9.00%, 7/15/2019	1,620,563
1,550,000	[1,2]	Grifols SA, Sr. Note, (Series 144A), 8.25%, 2/1/2018	1,639,125
2,050,000	[1,2]	HCA Holdings, Inc, Sr. Unsecd. Note, (Series 144A), 7.75%, 5/15/2021	2,060,250
100,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	89,000
625,000		HCA, Inc., Sr. Secd. Note, 6.50%, 2/15/2020	656,250
525,000		HCA, Inc., Sr. Secd. Note, 7.875%, 2/15/2020	573,563
625,000		HCA, Inc., Sr. Secd. Note, 8.50%, 4/15/2019	690,625
6,225,000		HCA, Inc., Sr. Unsecd. Note, 7.50%, 2/15/2022	6,365,062
1,725,000	[1,2]	Iasis Healthcare, Sr. Note, (Series 144A), 8.375%, 5/15/2019	1,604,250
1,850,000	[1,2]	Inventiv Health Inc., Sr. Note, (Series 144A), 10.00%, 8/15/2018	1,785,250
2,025,000	[1,2]	Kinetic Concepts, Inc., (Series 144A), 10.50%, 11/1/2018	2,052,844
3,475,000	[1,2]	Multiplan, Inc., Company Guarantee, (Series 144A), 9.875%, 9/1/2018	3,596,625
1,550,000		Omnicare, Inc., Sr. Sub., 7.75%, 6/1/2020	1,677,875
1,925,000		United Surgical Partners International, Inc., Company Guarantee, 9.25%, 5/1/2017	1,982,750
325,000		Universal Hospital Services, Inc., Floating Rate Note — Sr. Secured Note, 3.778%, 6/1/2015	302,250
3,075,000		Universal Hospital Services, Inc., Sr. Secd. Note, 8.50%, 6/1/2015	3,182,625
3,968,906		VWR Funding, Inc., Company Guarantee, (Series B), 10.25%, 7/15/2015	4,167,351
3,250,000		Vanguard Health Holdings II, Company Guarantee, 8.00%, 2/1/2018	3,339,375
		TOTAL	53,793,695
		Industrial - Other – 2.9%
1,375,000		American Tire Distributors, Inc., Sr. Secd. Note, 9.75%, 6/1/2017	1,392,187
425,000	[1,2]	Amsted Industries, Inc., Sr. Note, (Series 144A), 8.125%, 3/15/2018	450,500
475,000	[1,2]	Atkore International, Inc., Sr. Secd. Note, (Series 144A), 9.875%, 1/1/2018	478,562
450,000		Belden CDT, Inc., Company Guarantee, 9.25%, 6/15/2019	483,750
675,000		Belden CDT, Inc., Sr. Sub. Note, 7.00%, 3/15/2017	681,750
Annual Shareholder Report

Principal Amount or Shares			Value
$1,650,000	[1,2]	Cleaver-Brooks, Inc., Sr. Secd. Note, (Series 144A), 12.25%, 5/1/2016	1,658,250
1,425,000	[1,2]	Dynacast International LLC, (Series 144A), 9.25%, 7/15/2019	1,318,125
775,000		General Cable Corp., Sr. Note, 7.125%, 4/1/2017	802,125
1,050,000	[1,2]	International Wire Group Holdings, Inc., Sr. Secd. Note, (Series 144A), 9.75%, 4/15/2015	1,076,250
2,650,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, (Series 144A), 7.75%, 2/1/2015	2,557,250
1,975,000	[1,2]	Maxim Finance Corp., Sr. Secd. Note, (Series 144A), 12.25%, 4/15/2015	1,807,125
750,000		Mueller Water Products, Inc., Company Guarantee, 8.75%, 9/1/2020	802,500
1,675,000		Mueller Water Products, Inc., Sr. Sub. Note, (Series WI), 7.375%, 6/1/2017	1,482,375
1,850,000		Rexnord, Inc., Company Guarantee, 8.50%, 5/1/2018	1,905,500
750,000	[1,2]	The Hillman Group, Inc., Company Guarantee, (Series 144A), 10.875%, 6/1/2018	774,375
1,350,000		The Hillman Group, Inc., Company Guarantee, 10.875%, 6/1/2018	1,393,875
875,000		Thermon Industries, Inc., Sr. Secd. Note, (Series WI), 9.50%, 5/1/2017	949,375
		TOTAL	20,013,874
		Lodging – 0.3%
1,925,000		Host Marriott LP, Note, (Series Q), 6.75%, 6/1/2016	2,002,000
		Media - Cable – 1.2%
325,000	[1,2]	Cequel Communications Holdings, Sr. Note, (Series 144A), 8.625%, 11/15/2017	341,250
625,000		Charter Communications Holdings II, Company Guarantee, (Series WI), 7.875%, 4/30/2018	668,750
175,000		Charter Communications Holdings II, Company Guarantee, (Series WI), 8.125%, 4/30/2020	190,313
1,000,000		Charter Communications Holdings II, Company Guarantee, 7.25%, 10/30/2017	1,050,000
925,000		Charter Communications Holdings II, Sr. Note, 7.00%, 1/15/2019	964,312
2,275,000	[1,2]	Crown Media Holdings, Inc., Company Guarantee, (Series 144A), 10.50%, 7/15/2019	2,377,375
900,000	[1,2]	Insight Communication Co., Sr. Note, (Series 144A), 9.375%, 7/15/2018	1,026,000
1,250,000		Virgin Media, Inc., Company Guarantee, (Series 1), 9.50%, 8/15/2016	1,400,000
		TOTAL	8,018,000
		Media - Non-Cable – 5.8%
1,225,000	[1,2]	AMC Networks, Inc., Sr. Note, (Series 144A), 7.75%, 7/15/2021	1,335,250
2,975,000		Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	2,662,625
Annual Shareholder Report

Principal Amount or Shares			Value
$1,725,000		Clear Channel Outdoor Holdings, Inc., Company Guarantee, (Series B), 9.25%, 12/15/2017	1,880,250
175,000		Clear Channel Worldwide, Company Guarantee, 9.25%, 12/15/2017	189,875
2,100,000	[1,2]	Cumulus Media, Inc., Sr. Note, (Series 144A), 7.75%, 5/1/2019	1,942,500
1,950,000		Entravision Communications Corp., Sr. Secd. Note, 8.75%, 8/1/2017	1,945,125
2,100,000	[1,2]	FoxCo Acquisitions, LLC, Sr. Note, (Series 144A), 13.375%, 7/15/2016	2,299,500
2,150,000	[1,2]	Houghton Mifflin Co., Sr. Secd. Note, (Series 144A), 10.50%, 6/1/2019	1,601,750
225,000	[3,4]	Idearc, Inc., Company Guarantee, 8.00%, 11/15/2016	3,094
1,050,000		Intelsat Bermuda, Ltd., Company Guarantee, 11.50%, 2/4/2017	1,052,625
1,400,000	[1,2]	Intelsat Jackson Holdings S.A., Company Guarantee, (Series 144A), 7.25%, 4/1/2019	1,410,500
925,000	[1,2]	Intelsat Jackson Holdings S.A., Company Guarantee, (Series 144A), 7.50%, 4/1/2021	931,938
2,075,000		Intelsat Jackson Holdings S.A., Company Guarantee, 8.50%, 11/1/2019	2,178,750
3,075,000		Intelsat Jackson Holdings S.A., Sr. Note, 11.25%, 6/15/2016	3,251,812
875,000		Lamar Media Corp., Company Guarantee, 7.875%, 4/15/2018	920,938
1,125,000		Lamar Media Corp., Sr. Sub. Note, (Series B), 6.625%, 8/15/2015	1,136,250
175,000		Lamar Media Corp., Sr. Unsecd. Note, (Series C), 6.625%, 8/15/2015	176,750
900,000	[1,2]	MDC Partners, Inc., Company Guarantee, (Series 144A), 11.00%, 11/1/2016	969,750
1,975,000		MDC Partners, Inc., Company Guarantee, 11.00%, 11/1/2016	2,147,812
617,144		Nexstar Broadcasting Group, Inc., Company Guarantee, (Series 1), 7.00%, 1/15/2014	614,058
650,000		Nexstar Broadcasting Group, Inc., Company Guarantee, 7.00%, 1/15/2014	646,750
1,125,000		Nexstar Broadcasting Group, Inc., Sr. Secd. Note, (Series WI), 8.875%, 4/15/2017	1,147,500
1,500,000		Nielsen Finance LLC/Nielsen Finance Co., Company Guarantee, 7.75%, 10/15/2018	1,661,250
1,275,000	[1,2]	ProQuest Co., Company Guarantee, (Series 144A), 9.00%, 10/15/2018	1,102,875
100,000		Quebecor Media, Inc., Sr. Unsecd. Note, (Series WI), 7.75%, 3/15/2016	103,750
2,650,000		SSI Investments II Ltd., Company Guarantee, 11.125%, 6/1/2018	2,809,000
900,000	[1,2]	Sirius XM Radio Inc., Sr. Note, (Series 144A), 8.75%, 4/1/2015	1,001,250
1,300,000		Southern Graphics Systems, Inc., Sr. Sub. Note, (Series WI), 12.00%, 12/15/2013	1,319,500
1,275,000	[1,2]	XM Satellite Radio, Inc., Sr. Unsecd. Note, (Series 144A), 7.625%, 11/1/2018	1,380,188
		TOTAL	39,823,215
		Metals & Mining – 0.0%
100,000	[3,4,5]	Aleris International, Inc., Company Guarantee, 9.00%, 12/15/2014	10
Annual Shareholder Report

Principal Amount or Shares			Value
$75,000	[3,4,5]	Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	0
		TOTAL	10
		Packaging & Containers – 3.3%
1,825,000	[1,2]	Ardagh Packaging Finance PLC, Company Guarantee, (Series 144A), 9.125%, 10/15/2020	1,825,000
1,050,000		Berry Plastics Corp., Sr. Secd. Note, 9.50%, 5/15/2018	1,065,750
1,125,000		Bway Holding Co., Company Guarantee, (Series WI), 10.00%, 6/15/2018	1,158,750
2,085,373		Bway Holding Co., Sr. Unsecd. Note, 10.125%, 11/1/2015	1,981,104
300,000		Crown Americas, LLC, Company Guarantee, 7.625%, 5/15/2017	327,000
750,000	[1,2]	Crown Americas, LLC, Sr. Note, (Series 144A), 6.25%, 2/1/2021	791,250
575,000		Greif, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2019	621,000
2,125,000	[1,2]	Packaging Dynamics Corp., Sr. Secd. Note, (Series 144A), 8.75%, 2/1/2016	2,167,500
1,925,000	[1,2]	Reynolds Group, Sr. Note, (Series 144A), 9.00%, 4/15/2019	1,867,250
1,625,000	[1,2]	Reynolds Group, Sr. Note, (Series 144A), 9.00%, 5/15/2018	1,580,313
1,625,000	[1,2]	Reynolds Group, Sr. Note, (Series 144A), 9.875%, 8/15/2019	1,633,125
350,000	[1,2]	Reynolds Group, Sr. Secd. Note, (Series 144A), 7.125%, 4/15/2019	358,750
675,000	[1,2]	Reynolds Group, Sr. Secd. Note, (Series 144A), 7.875%, 8/15/2019	708,750
400,000	[1,2]	Reynolds Group, Sr. Secd. Note, (Series 144A), 8.75%, 10/15/2016	422,500
2,925,000	[1,2]	Reynolds Group, Sr. Unsecd. Note, (Series 144A), 8.25%, 2/15/2021	2,698,312
2,975,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, (Series 144A), 8.375%, 9/15/2021	3,227,875
		TOTAL	22,434,229
		Paper – 0.7%
300,000		Cascades, Inc., Company Guarantee, (Series WI), 7.875%, 1/15/2020	294,000
200,000		Clearwater Paper Corp., Company Guarantee, 7.125%, 11/1/2018	209,500
200,000		Clearwater Paper Corp., Sr. Unsecd. Note, 10.625%, 6/15/2016	227,000
975,000		Graphic Packaging International Corp., Company Guarantee, 9.50%, 6/15/2017	1,070,062
800,000		Graphic Packaging International Corp., Sr. Note, 7.875%, 10/1/2018	860,000
1,275,000	[1,2]	Longview Fibre Co., Sr. Secd. Note, (Series 144A), 8.00%, 6/1/2016	1,300,500
575,000		Rock-Tenn Co., Company Guarantee, 9.25%, 3/15/2016	613,813
		TOTAL	4,574,875
		Restaurants – 1.2%
3,675,000		DineEquity Inc., Company Guarantee, (Series WI), 9.50%, 10/30/2018	3,913,875
2,675,000		NPC International, Inc., Company Guarantee, 9.50%, 5/1/2014	2,735,187
Annual Shareholder Report

Principal Amount or Shares			Value
$1,625,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note, (Series 144A), 2.847%, 3/15/2014	1,523,438
		TOTAL	8,172,500
		Retailers – 3.8%
1,825,000	[1,2]	Academy Finance Corp., (Series 144A), 9.25%, 8/1/2019	1,843,250
1,475,000		Express, LLC, Company Guarantee, 8.75%, 3/1/2018	1,589,313
2,975,000		Gymboree Corp., Sr. Unsecd. Note, 9.125%, 12/1/2018	2,677,500
300,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 7.40%, 4/1/2037	281,250
3,925,000	[1,2]	Jo-Ann Stores, Inc., Sr. Unsecd. Note, (Series 144A), 8.125%, 3/15/2019	3,768,000
725,000		Limited Brands, Inc., Company Guarantee, 8.50%, 6/15/2019	848,250
3,125,000	[1,2]	PETCO Animal Supplies, Inc., Sr. Note, (Series 144A), 9.25%, 12/1/2018	3,335,937
825,000	[1,2]	QVC, Inc., Sr. Secd. Note, (Series 144A), 7.125%, 4/15/2017	882,750
600,000	[1,2]	QVC, Inc., Sr. Secd. Note, (Series 144A), 7.50%, 10/1/2019	655,500
1,775,000		Sally Beauty Holdings, Inc., 10.50%, 11/15/2016	1,879,281
800,000		The Yankee Candle Co., Inc., Sr. Note, (Series B), 8.50%, 2/15/2015	820,000
2,200,000		The Yankee Candle Co., Inc., Sr. Sub. Note, (Series B), 9.75%, 2/15/2017	2,156,000
1,475,000		Toys 'R' Us, Inc., Company Guarantee, (Series WI), 10.75%, 7/15/2017	1,644,625
2,075,000		United Auto Group, Inc., Sr. Sub. Note, 7.75%, 12/15/2016	2,137,250
1,600,000		YCC Holdings LLC, Sr. Unsecd. Note, 10.25%, 2/15/2016	1,480,000
		TOTAL	25,998,906
		Services – 1.2%
2,750,000	[1,2]	Garda World Security Corp., Sr. Unsecd. Note, (Series 144A), 9.75%, 3/15/2017	2,805,000
750,000	[1,2]	Reliance Intermediate Holdings LP, Sr. Unsecd. Note, (Series 144A), 9.50%, 12/15/2019	806,250
1,450,000		West Corp., Company Guarantee, 7.875%, 1/15/2019	1,479,000
825,000		West Corp., Company Guarantee, 8.625%, 10/1/2018	858,000
2,325,000		West Corp., Company Guarantee, 11.00%, 10/15/2016	2,476,125
		TOTAL	8,424,375
		Technology – 10.3%
1,000,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, (Series WI), 8.125%, 12/15/2017	1,035,000
2,200,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2020	2,244,000
2,075,000	[1,2]	Allen Systems Group, Inc., Sr. Secd. 2nd Priority Note, (Series 144A), 10.50%, 11/15/2016	1,929,750
2,725,000		Aspect Software, Inc., Sr. Note, (Series WI), 10.625%, 5/15/2017	2,765,875
Annual Shareholder Report

Principal Amount or Shares			Value
$675,000	[1,2]	Beagle Acquisition Corp., Sr. Unsecd. Note, (Series 144A), 11.00%, 12/31/2019	705,375
3,900,000	[1,2]	CDW Escrow Corp., Sr. Note, (Series 144A), 8.50%, 4/1/2019	3,802,500
550,000		CDW LLC/ CDW Finance, Company Guarantee, 12.535%, 10/12/2017	530,750
275,000		Ceridian Corp., Sr. Unsecd. Note, 11.25%, 11/15/2015	235,125
3,275,000	[1,2]	CommScope, Inc., Sr. Note, (Series 144A), 8.25%, 1/15/2019	3,242,250
1,900,000	[1,2]	Compucom System, Inc., Sr. Sub. Note, (Series 144A), 12.50%, 10/1/2015	1,928,500
2,325,000	[1,2]	CoreLogic, Inc., Sr. Unsecd. Note, (Series 144A), 7.25%, 6/1/2021	2,220,375
2,775,000	[1,2]	Eagle Parent, Inc., Sr. Note, (Series 144A), 8.625%, 5/1/2019	2,608,500
200,000		Fidelity National Information Services, Inc., Company Guarantee, (Series WI), 7.625%, 7/15/2017	218,500
1,175,000		Fidelity National Information Services, Inc., Company Guarantee, (Series WI), 7.875%, 7/15/2020	1,289,563
1,025,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, (Series 144A), 8.25%, 1/15/2021	978,875
1,600,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, (Series 144A), 8.75%, 1/15/2022	1,528,000
2,475,000		Freescale Semiconductor, Inc., Company Guarantee, 10.75%, 8/1/2020	2,611,125
1,575,000	[1,2]	Freescale Semiconductor, Inc., Sr. Secd. Note, (Series 144A), 9.25%, 4/15/2018	1,712,812
2,300,000		GXS WORLDWIDE INC., Sr. Secd. Note, 9.75%, 6/15/2015	2,150,500
2,250,000	[1,2]	IGATE Capital Corp., Sr. Note, (Series 144A), 9.00%, 5/1/2016	2,250,000
2,350,000		Interactive Data Corp., Company Guarantee, 10.25%, 8/1/2018	2,538,000
1,250,000		Iron Mountain, Inc., Sr. Sub. Note, 7.75%, 10/1/2019	1,303,125
1,850,000		Kemet Corp., Sr. Note, 10.50%, 5/1/2018	1,970,250
2,675,000		Lender Processing Services, Sr. Note, 8.125%, 7/1/2016	2,648,250
1,550,000		MagnaChip Semiconductor S.A., Sr. Note, (Series WI), 10.50%, 4/15/2018	1,592,625
1,250,000		SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	1,287,500
1,775,000		SITEL Corp., Sr. Unsecd. Note, 11.50%, 4/1/2018	1,446,625
179,000		SS&C Technologies, Inc., Sr. Sub. Note, 11.75%, 12/1/2013	180,790
1,000,000	[1,2]	Seagate Technology HDD Holdings, Company Guarantee, (Series 144A), 7.75%, 12/15/2018	1,050,000
300,000		Seagate Technology HDD Holdings, Sr. Note, 6.80%, 10/1/2016	315,000
1,000,000	[1,2]	Seagate Technology HDD Holdings, Sr. Unsecd. Note, (Series 144A), 7.00%, 11/1/2021	985,000
1,525,000		Seagate Technology HDD Holdings, Sr. Unsecd. Note, 6.875%, 5/1/2020	1,502,125
2,025,000	[1,2]	SoftBrands, Inc., Sr. Note, (Series 144A), 11.50%, 7/15/2018	1,954,125
Annual Shareholder Report

Principal Amount or Shares			Value
$1,300,000	[1,2]	Solera Holdings, Inc., Company Guarantee, (Series 144A), 6.75%, 6/15/2018	1,326,000
1,825,000	[1,2]	Spansion, Inc., Company Guarantee, (Series 144A), 7.875%, 11/15/2017	1,834,125
1,475,000		Stream Global Services, Inc., Sr. Secd. Note, 11.25%, 10/1/2014	1,534,000
1,900,000		SunGard Data Systems, Inc., Company Guarantee, 10.625%, 5/15/2015	2,056,750
575,000		SunGard Data Systems, Inc., Company Guarantee, 7.375%, 11/15/2018	590,813
925,000		SunGard Data Systems, Inc., Sr. Sub. Note, (Series WI), 10.25%, 8/15/2015	964,313
550,000		SunGard Data Systems, Inc., Sr. Unsecd. Note, 7.625%, 11/15/2020	566,500
3,125,000		Syniverse Holdings, Inc., Company Guarantee, 9.125%, 1/15/2019	3,265,625
2,475,000		Trans Union LLC, Company Guarantee, 11.375%, 6/15/2018	2,765,812
625,000	[1,2]	Viasystems, Inc., Sr. Secd. Note, (Series 144A), 12.00%, 1/15/2015	676,563
		TOTAL	70,341,291
		Transportation – 0.8%
1,025,000		Avis Budget Group, Inc., Company Guarantee, 8.25%, 1/15/2019	1,027,562
1,400,000		Avis Budget Group, Inc., Company Guarantee, 9.625%, 3/15/2018	1,470,000
2,125,000		Hertz Corp., Company Guarantee, 6.75%, 4/15/2019	2,178,125
900,000		Hertz Corp., Company Guarantee, 7.50%, 10/15/2018	942,750
72,000		Hertz Corp., Sr. Note, 8.875%, 1/1/2014	73,080
		TOTAL	5,691,517
		Utility - Electric – 1.5%
2,100,000	[1,2]	Calpine Corp., Sr. Secd. Note, (Series 144A), 7.50%, 2/15/2021	2,215,500
250,000		Edison Mission Energy, Sr. Note, 7.75%, 6/15/2016	193,125
1,025,000		Edison Mission Energy, Sr. Unsecd. Note, 7.00%, 5/15/2017	722,625
1,000,000		Energy Future Intermediate Holding Company LLC, Sr. Secd. Note, 10.00%, 12/1/2020	1,055,000
328,522	[1,2]	FPL Energy National Wind, Note, (Series 144A), 6.125%, 3/25/2019	320,130
1,275,000	[1,2]	NRG Energy, Inc., Company Guarantee, (Series 144A), 7.625%, 5/15/2019	1,281,375
1,000,000	[1,2]	NRG Energy, Inc., Company Guarantee, (Series 144A), 7.875%, 5/15/2021	1,015,000
1,000,000		NRG Energy, Inc., Company Guarantee, 8.25%, 9/1/2020	1,040,000
150,000		NRG Energy, Inc., Sr. Note, 7.375%, 1/15/2017	156,937
950,000	[1,2]	NRG Energy, Inc., Sr. Unsecd. Note, (Series 144A), 7.625%, 1/15/2018	966,625
300,000		Sierra Pacific Resources, Sr. Note, (Series WI), 6.75%, 8/15/2017	307,135
850,000		Texas Competitive Electric Holdings Co. LLC, Company Guarantee, (Series A), 10.25%, 11/1/2015	335,750
Annual Shareholder Report

Principal Amount or Shares			Value
$775,000	[1,2]	Texas Competitive Electric Holdings Co. LLC, Sr. Secd. Note, (Series 144A), 11.50%, 10/1/2020	670,375
		TOTAL	10,279,577
		Utility - Natural Gas – 2.5%
2,425,000		Crosstex Energy, Inc., Company Guarantee, 8.875%, 2/15/2018	2,582,625
3,225,000		Energy Transfer Equity LP, Sr. Unsecd. Note, 7.50%, 10/15/2020	3,499,125
475,000		Ferrellgas, L.P., Sr. Unsecd. Note, 6.50%, 5/1/2021	427,500
1,225,000		Holly Energy Partners LP, Sr. Note, 6.25%, 3/1/2015	1,218,875
925,000		Holly Energy Partners LP, Sr. Unsecd. Note, 8.25%, 3/15/2018	985,125
1,150,000		Inergy LP, Company Guarantee, 6.875%, 8/1/2021	1,129,875
525,000		Inergy LP, Company Guarantee, 7.00%, 10/1/2018	530,250
471,000		Inergy LP, Company Guarantee, 8.75%, 3/1/2015	482,775
1,450,000		MarkWest Energy Partners LP, Company Guarantee, 6.75%, 11/1/2020	1,529,750
1,150,000		MarkWest Energy Partners LP, Sr. Unsecd. Note, 6.25%, 6/15/2022	1,181,625
2,050,000		Regency Energy Partners LP, Company Guarantee, 6.50%, 7/15/2021	2,142,250
300,000		Regency Energy Partners LP, Company Guarantee, 9.375%, 6/1/2016	334,500
1,000,000		Regency Energy Partners LP, Sr. Note, 6.875%, 12/1/2018	1,060,000
200,000		Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	204,000
		TOTAL	17,308,275
		Wireless Communications – 2.6%
1,350,000	[1]	Digicel Ltd., Sr. Note, (Series 144A), 8.25%, 9/1/2017	1,390,500
875,000	[1]	Digicel Ltd., Sr. Note, (Series 144A), 8.875%, 1/15/2015	890,312
200,000	[1]	Digicel Ltd., Sr. Note, (Series 144A), 9.125%, 1/15/2015	203,500
1,400,000	[1]	Digicel Ltd., Sr. Note, (Series 144A), 10.50%, 4/15/2018	1,456,000
1,225,000	[1]	Digicel Ltd., Sr. Note, (Series 144A), 12.00%, 4/1/2014	1,396,500
3,150,000		MetroPCS Wireless, Inc., Sr. Note, 6.625%, 11/15/2020	2,968,875
1,000,000		MetroPCS Wireless, Inc., Sr. Note, 7.875%, 9/1/2018	1,022,500
4,175,000		Nextel Communications, Inc., Sr. Note, (Series D), 7.375%, 8/1/2015	4,008,000
4,250,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	3,559,375
500,000		Sprint Nextel Corp., Sr. Unsecd. Note, 8.375%, 8/15/2017	462,500
600,000		Sprint Nextel Corp., Unsecd. Note, 6.00%, 12/1/2016	525,000
		TOTAL	17,883,062
		Wireline Communications – 0.3%
750,000	[1,2]	Level 3 Communications, Inc., Sr. Unsecd. Note, (Series 144A), 8.125%, 7/1/2019	744,375
500,000		TW Telecom, Inc., Company Guarantee, (Series WI), 8.00%, 3/1/2018	532,500
Annual Shareholder Report

Principal Amount or Shares			Value
$975,000		Windstream Corp., Company Guarantee, 8.125%, 9/1/2018	1,048,125
		TOTAL	2,325,000
		TOTAL CORPORATE BONDS (IDENTIFIED COST $538,746,642)	548,967,128
		COMMON STOCKS – 0.0%
		Automotive – 0.0%
2,120	[3]	General Motors Co.	54,805
525,000	[1,3]	General Motors Corp., Escrow Shares	5,906
		TOTAL COMMON STOCKS (IDENTIFIED COST $191,099)	60,711
		PREFERRED STOCKS – 0.0%
		Finance - Commercial – 0.0%
319	[1,2]	Ally Financial, Inc., Pfd., (Series 144A), Annual Dividend 7.00% (IDENTIFIED COST $90,747)	237,924
		WARRANTS – 0.0%
		Automotive – 0.0%
1,927	[3]	General Motors Co., Warrants	32,669
1,927	[3]	General Motors Co., Warrants	22,743
		TOTAL WARRANTS (IDENTIFIED COST $204,329)	55,412
		MUTUAL FUNDS – 19.4%[6]
20,184,985	[7]	Federated Prime Value Obligations Fund, Institutional Shares, 0.18%	20,184,985
17,581,712		High Yield Bond Portfolio	112,698,769
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $110,682,549)	132,883,754
		TOTAL INVESTMENTS — 99.6% (IDENTIFIED COST $649,915,366)[8]	682,204,929
		OTHER ASSETS AND LIABILITIES - NET — 0.4%[9]	2,734,955
		TOTAL NET ASSETS — 100%	$684,939,884

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2011, these restricted securities amounted to $198,447,826, which represented 29.0% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2011, these liquid restricted securities amounted to $191,708,108, which represented 28.0% of total net assets.
3	Non-income producing security.
4	Issuer in default.
Annual Shareholder Report

5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	Affiliated holdings.
7	7-Day net yield.
8	The cost of investments for federal tax purposes amounts to $ 648,120,888.
9	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2011.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds[1]	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$548,967,118	$10	$548,967,128
Equity Securities:
Common Stocks
Domestic	54,805	5,906	—	60,711
Preferred Stocks
Domestic	—	237,924	—	237,924
Warrants	55,412	—	—	55,412
Mutual Funds	132,883,754	—	—	132,883,754
TOTAL SECURITIES	$132,993,971	$549,210,948	$10	$682,204,929
1	High Yield Bond Portfolio is an affiliated holding offered only to registered investment companies and other accredited investors.

Annual Shareholder Report

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Corporate Bonds
Balance as of November 1, 2010	$0
Realized gain (loss)	(143,781)
Change in unrealized appreciation (depreciation)	144,496
(Sales)	(1,090)
Transfers into Level 3[1]	385
Balance as of October 31, 2011	$10
The total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to investments still held at October 31, 2011.	$715
1	Transferred from Level 2 to Level 3 because fair values were determined using valuation techniques utilizing unobservable market data due to observable market data being unavailable. Transfers shown represent the value of the securities at the beginning of the period.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$10.07	$9.32	$7.29	$10.44	$10.48
Income From Investment Operations:
Net investment income	0.81	0.86[1]	0.84[1]	0.82	0.83
Net realized and unrealized gain (loss) on investments	(0.22)	0.74	1.97	(3.05)	(0.00)[2]
TOTAL FROM INVESTMENT OPERATIONS	0.59	1.60	2.81	(2.23)	0.83
Less Distributions:
Distributions from net investment income	(0.84)	(0.83)	(0.79)	(0.82)	(0.84)
Distributions from net realized gain on investments	(0.08)	(0.02)	—	(0.10)	(0.03)
TOTAL DISTRIBUTIONS	(0.92)	(0.85)	(0.79)	(0.92)	(0.87)
Redemption Fees	$0.00[2]	$0.00[2]	$0.01	$0.00[2]	$0.00[2]
Net Asset Value, End of Period	$9.74	$10.07	$9.32	$7.29	$10.44
Total Return[3]	6.12%	18.03%	41.20%	(23.07)%	8.12%
Ratios to Average Net Assets:
Net expenses	0.49%	0.49%	0.49%	0.50%	0.50%
Net investment income	8.16%	8.99%	10.31%	8.69%	7.80%
Expense waiver/reimbursement[4]	0.09%	0.10%	0.14%	0.45%	0.69%
Supplemental Data:
Net assets, end of period (000 omitted)	$684,940	$490,158	$296,085	$60,125	$49,034
Portfolio turnover	23%	37%	14%	29%	44%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Assets and Liabilities

October 31, 2011

Assets:
Total investments in securities, at value including $132,883,754 of investments in affiliated holdings (Note 5) (identified cost $649,915,366)		$682,204,929
Income receivable		13,695,040
Receivable for investments sold		159,177
Receivable for shares sold		2,433,037
TOTAL ASSETS		698,492,183
Liabilities:
Payable for investments purchased	$10,405,071
Payable for shares redeemed	717,769
Income distribution payable	2,312,219
Accrued expenses	117,240
TOTAL LIABILITIES		13,552,299
Net assets for 70,293,054 shares outstanding		$684,939,884
Net Assets Consist of:
Paid-in capital		$643,020,045
Net unrealized appreciation of investments		32,289,563
Accumulated net realized gain on investments		9,518,623
Undistributed net investment income		111,653
TOTAL NET ASSETS		$684,939,884
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$684,939,884 ÷ 70,293,054 shares outstanding, no par value, unlimited shares authorized		$9.74
Offering price per share		$9.74
Redemption proceeds per share (98.00/100 of $9.74)		$9.55

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Operations

Year Ended October 31, 2011

Investment Income:
Interest			$40,711,862
Dividends (including $10,384,314 received from affiliated holdings (Note 5))			10,412,166
TOTAL INCOME			51,124,028
Expenses:
Investment adviser fee (Note 5)		$2,363,571
Administrative fee (Note 5)		461,570
Custodian fees		27,794
Transfer and dividend disbursing agent fees and expenses		321,887
Directors'/Trustees' fees		8,535
Auditing fees		27,650
Legal fees		5,902
Portfolio accounting fees		142,716
Share registration costs		76,415
Printing and postage		32,704
Insurance premiums		5,008
Miscellaneous		6,190
TOTAL EXPENSES		3,479,942
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(543,713)
Waiver of administrative fee	(11,901)
TOTAL WAIVERS AND REIMBURSEMENT		(555,614)
Net expenses			2,924,328
Net investment income			48,199,700
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			8,488,189
Net change in unrealized appreciation of investments			(23,977,953)
Net realized and unrealized loss on investments			(15,489,764)
Change in net assets resulting from operations			$32,709,936

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Changes in Net Assets

Year Ended October 31	2011	2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$48,199,700	$35,389,376
Net realized gain on investments	8,488,189	4,370,993
Net change in unrealized appreciation/depreciation of investments	(23,977,953)	25,358,517
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	32,709,936	65,118,886
Distributions to Shareholders:
Distributions from net investment income	(50,078,517)	(34,077,178)
Distributions from net realized gain on investments	(3,958,465)	(816,172)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(54,036,982)	(34,893,350)
Share Transactions:
Proceeds from sale of shares	370,569,085	318,055,243
Net asset value of shares issued to shareholders in payment of distributions declared	28,410,330	17,957,867
Cost of shares redeemed	(183,037,989)	(172,279,334)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	215,941,426	163,733,776
Redemption Fees	167,731	113,558
Change in net assets	194,782,111	194,072,870
Net Assets:
Beginning of period	490,157,773	296,084,903
End of period (including undistributed net investment income of $111,653 and $345,473, respectively)	$684,939,884	$490,157,773

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Notes to Financial Statements

October 31, 2011

1. ORGANIZATION

Federated Institutional Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Institutional High Yield Bond Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers one class of shares: Institutional Shares. The investment objective of the Fund is to seek high current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Annual Shareholder Report

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those Annual Shareholder Report terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2011, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Annual Shareholder Report

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at October 31, 2011, is as follows:

Security	Acquisition Date	Cost	Market Value
Altegrity, Inc., Company Guarantee, (Series 144A), 11.75%, 5/1/2016	10/19/2007 – 2/08/2011	$1,283,250	$1,248,000
American Standard Cos., Sr. Secd. Note, (Series 144A), 10.75%, 1/15/2016	1/13/2011	$200,000	$149,000
Digicel Ltd., Sr. Note, (Series 144A), 8.25%, 9/1/2017	11/23/2009 – 7/21/2011	$1,381,688	$1,390,500
Digicel Ltd., Sr. Note, (Series 144A), 8.875%, 1/15/2015	4/14/2008 – 5/1/2009	$634,750	$890,312
Digicel Ltd., Sr. Note, (Series 144A), 9.125%, 1/15/2015	2/22/2007 – 5/2/2008	$187,750	$203,500
Digicel Ltd., Sr. Note, (Series 144A), 10.50%, 4/15/2018	3/16/2010 – 10/17/2011	$1,414,313	$1,456,000
Digicel Ltd., Sr. Note, (Series 144A), 12.00%, 4/1/2014	3/6/2009 – 1/5/2010	$1,268,729	$1,396,500
General Motors Corp., Escrow Shares	4/21/2011	$10,951	$5,906
Hard Rock Park Operations LLC, Sr. Secd. Note, (Series 144A), 0.00%, 4/1/2012	3/23/2006 – 1/2/2008	$140,362	$0

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Year Ended October 31	2011	2010
Shares sold	37,542,610	32,957,211
Shares issued to shareholders in payment of distributions declared	2,873,488	1,858,967
Shares redeemed	(18,789,124)	(17,925,325)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	21,626,974	16,890,853

Redemption Fees

The Fund imposes a 2.00% redemption fee to shareholders of the Fund's Institutional Shares, who redeem shares held for 90 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption fee. All redemption fees are recorded by the Fund as additions to paid-in capital. The redemption fees amounted to $167,731 and $113,558 for the years ended October 31, 2011 and October 31, 2010, respectively.

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for discount accretion/premium amortization on debt securities and defaulted securities.

For the year ended October 31, 2011, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$1,644,997	$(1,644,997)

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2011 and 2010, was as follows:

	2011	2010
Ordinary income[1]	$53,090,046	$34,893,350
Long-term capital gains	$946,936	—
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Annual Shareholder Report

As of October 31, 2011, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income[2]	$1,390,452
Undistributed long-term capital gains	$6,445,346
Net unrealized appreciation	$34,084,041
2	For tax purposes, short-term capital gains are treated as ordinary income for distribution purposes.

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to differing treatments for the deferral of losses on wash sales, defaulted bond and discount accretion/premium amortization on debt securities.

At October 31, 2011, the cost of investments for federal tax purposes was $648,120,888. The net unrealized appreciation of investments for federal tax purposes was $34,084,041. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $45,771,058 and net unrealized depreciation from investments for those securities having an excess of cost over value of $11,687,017.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2011, the Adviser voluntarily waived $530,644 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2011, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $11,901 of its fee.

Annual Shareholder Report

Expense Limitation

The Adviser and its affiliates (which may include FAS) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 0.49% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) January 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Interfund Transactions

During the year ended October 31, 2011, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,081,000 and $0, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended October 31, 2011, the Adviser reimbursed $13,069. Transactions involving affiliated holdings during the year ended October 31, 2011, were as follows:

	Federated Prime Value Obligations Fund, Institutional Shares	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 10/31/2010	7,712,212	15,786,647	23,498,859
Purchases/Additions	215,304,034	1,795,065	217,099,099
Sales/Reductions	202,831,261	—	202,831,261
Balance of Shares Held 10/31/2011	20,184,985	17,581,712	37,766,697
Value	$20,184,985	$112,698,769	$132,883,754
Dividend income	$20,366	$10,363,948	$10,384,314
Annual Shareholder Report

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended October 31, 2011, were as follows:

Purchases	$329,663,868
Sales	$130,245,010

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of October 31, 2011, there were no outstanding loans. During the year ended October 31, 2011, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2011, there were no outstanding loans. During the year ended October 31, 2011, the program was not utilized.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. At this time, management is evaluating the implications of adopting ASU No. 2011-03 and its impact on the Fund's financial statements and the accompanying notes, net assets and results of operations.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. At this time, management is evaluating the implications of adopting ASU No. 2011-04 and its impact on the Fund's financial statements and the accompanying notes.

10. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended October 31, 2011, the amount of long-term capital gains designated by the Fund was $946,936.

Annual Shareholder Report

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF Trustees OF Federated Institutional Trust AND SHAREHOLDERS OF Federated Institutional High Yield Bond fund:

We have audited the accompanying statement of assets and liabilities of Federated Institutional High Yield Bond Fund (the “Fund”) (one of the portfolios constituting Federated Institutional Trust), including the portfolio of investments, as of October 31, 2011, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2011, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Institutional High Yield Bond Fund, a portfolio of Federated Institutional Trust, at October 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
December 23, 2011

Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption/exchange fees; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2011 to October 31, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 5/1/2011	Ending Account Value 10/31/2011	Expenses Paid During Period[1]
Actual	$1,000	$1,001.60	$2.47
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.74	$2.50
1	Expenses are equal to the Fund's annualized net expense ratio of 0.49%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).

Annual Shareholder Report

Board of Trustees and Trust Officers

The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2010, the Trust comprised three portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: June 1994	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.

Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: July 1999	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
Annual Shareholder Report

INDEPENDENT TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Family.

Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).

Previous Position: Partner, Andersen Worldwide SC.

Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.

Other Directorships Held: Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County.

Previous Position: Pennsylvania Superior Court Judge.

Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: June 1994	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Qualifications: Business management, mutual fund services and director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: July 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Family; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).

Qualifications: Banking, business management, education and director experience.
R. James Nicholson Birth Date: February 4, 1938 Trustee Began serving: March 2008	Principal Occupations: Director or Trustee of the Federated Fund Family; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund, both charitable nonprofit organizations.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.

Qualifications: Legal, government, business management and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).

Qualifications: Business management, mutual fund, director and investment experience.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: July 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

Qualifications: Business management and director experience.
James F. Will Birth Date: October 12, 1938 Trustee Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Director, Alleghany Corporation; Trustee, Wheeling Jesuit University; Director, Liberty Tire Recycling.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

Qualifications: Business management, education and director experience.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: June 1994	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: November 1998	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Mark E. Durbiano Birth Date: September 21, 1959 VICE PRESIDENT Began serving: November 2002	Principal Occupations: Mark E. Durbiano has been the Fund's Portfolio Manager since inception. He is Vice President of the Trust. Mr. Durbiano joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Mr. Durbiano was a Portfolio Manager and a Vice President of the Fund's Adviser. Mr. Durbiano has received the Chartered Financial Analyst designation and an M.B.A. in Finance from the University of Pittsburgh.
Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: November 1998	Principal Occupations: Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill has received the Chartered Financial Analyst designation and holds an M.S. in Industrial Administration from Carnegie Mellon University.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract – May 2011

FEDERATed INSTITUTIONAL HIGH yIELD BOND FUND (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2011. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Annual Shareholder Report mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the one-year, three-year and five-year periods covered by the Evaluation, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

Annual Shareholder Report

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes Annual Shareholder Report were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

Annual Shareholder Report

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Institutional High Yield Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420B300

29856 (12/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  © Federated Investors, Inc.

Item 2. Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   Nicholas P. Constantakis, Charles F. Mansfield, Jr., Thomas M. O'Neill and John S. Walsh.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2011 - $77,300

Fiscal year ended 2010 - $74,200

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2011 - $49

Fiscal year ended 2010 - $110

Travel to Audit Committee meetings.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c) Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2011 - $0

Fiscal year ended 2010 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $3,578 and $0 respectively. Fiscal year ended 2011- Tax preparation fees for fiscal year end 2010.

(d) All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2011 - $0

Fiscal year ended 2010 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1) The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2) Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3) Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2011 – 0%

Fiscal year ended 2010 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2011 – 0%

Fiscal year ended 2010 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2011 – 0%

Fiscal year ended 2010 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f) NA

(g) Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2011 - $375,807

Fiscal year ended 2010 - $314,444

(h) The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Annual Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Institutional Trust

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date December 16, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date December 16, 2011

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date December 16, 2011